1933 Act Registration No. 2-74747
                                              1940 Act Registration No. 811-3313

As filed with the Securities and Exchange Commission on July 15, 2002

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|

                         Pre-Effective Amendment No. __          | |
                         Post-Effective Amendment No. 41         |X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                         |X|

                                Amendment No. 41

                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-1606
              (Registrant's Telephone Number, including Area Code)

                             Christopher O. Petersen
                               U.S. Bancorp Center
                           800 Nicollet Mall, J1012057
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing shall become effective (check appropriate box):

         | | immediately upon filing pursuant to paragraph (b) of Rule 485 | | on (date) pursuant to paragraph (b) of Rule 485
         | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on (date) pursuant to paragraph (a)(1) of Rule 485
         |X| 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485

[LOGO] FIRST AMERICAN FUNDS(TM)            SEPTEMBER 30, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS -- MONEY MARKET FUNDS




                              MONEY MARKET
                                     FUNDS
                            CLASS A SHARES


                                           GOVERNMENT ADVANTAGE OBLIGATIONS FUND

















                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THIS FUND, OR DETERMINED
                                           IF THE INFORMATION IN THIS PROSPECTUS
                                           IS ACCURATE OR COMPLETE. ANY
                                           STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of

CONTENTS



         FUND SUMMARY
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            Government Advantage Obligations Fund                      2
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         POLICIES & SERVICES
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            Buying Shares                                              4
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            Selling Shares                                             6
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            Managing Your Investment                                   8
--------------------------------------------------------------------------------
         ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
            Management                                                 9
--------------------------------------------------------------------------------
            More About The Fund                                       10
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            Financial Highlights                                      11
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         FOR MORE INFORMATION                                 Back Cover
--------------------------------------------------------------------------------

Fund Summary

INTRODUCTION



This section of the prospectus describes the objective of the First American Government Advantage Obligations Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


             1 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class A Shares

Fund Summary

GOVERNMENT ADVANTAGE OBLIGATIONS FUND

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OBJECTIVE

Government Advantage Obligations Fund seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity, while providing income generally exempt from state and local taxation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Advantage Obligations Fund purchases securities that offer very high credit quality and pay regular income that is generally exempt from state and local income taxes. The fund invests primarily in obligations of U.S. government agencies such as the Federal Farm Credit Bank, the Tennessee Valley Authority, the Federal Home Loan Bank, and the Student Loan Marketing Association, and in obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government. The fund may invest up to 20% of its assets in obligations the interest on which is generally subject to state and local income taxes.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o No assurance can be given that the U.S. government will provide financial support to U.S. government sponsored agencies or instrumentalities in the future, and the U.S. government is not obligated by law to renew, grant or extend future financial support.

o Most of the fund's income is generally exempt from state and local personal income taxes and from some corporate income taxes (although not federal income taxes). Because of this beneficial tax status, the fund's yields are generally lower than those of money market funds that are subject to state and local income taxes when compared on a pre-tax basis.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Government Advantage Obligations Fund was not offered prior to the date of this prospectus, no performance information is presented.


             2 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class A Shares

Fund Summary

GOVERNMENT ADVANTAGE OBLIGATIONS FUND CONTINUED

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FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

                                                                                  CLASS A
-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A PERCENTAGE OF OFFERING PRICE)                                                  None

ANNUAL MAINTENANCE FEE(1)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                                     $25

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                     0.35%
Distribution and Service (12b-1) Fees                                               0.25%
Other Expenses(2)                                                                       %
Total Annual Fund Operating Expenses                                                    %
Waiver of Fund Expenses(3)                                                         (   )%
NET EXPENSES(3)                                                                         %
-----------------------------------------------------------------------------------------

(1)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(2)"Other Expenses" are based on estimated amounts for the current fiscal year.

(3)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses
   do not exceed     %. These fee waivers and expense reimbursements may be
   terminated at any time after September 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                $
 3 years                                                               $


             3 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class A Shares

Policies & Services

BUYING SHARES

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MULTIPLE CLASS INFORMATION

Government Advantage Obligations Fund offers three different share classes. This prospectus offers Class A shares. Class D shares and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the three classes that will affect performance. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Different fees and expenses will affect performance.

The following describes the features of each class:

o Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.25%.

o Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.15%.

o Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

--------------------------------------------------------------------------------
12b-1 FEES

The fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. The fund pays a Rule 12b-1 shareholder servicing fee equal to 0.25% of its average daily net assets attributable to Class A shares.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The fund's distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions, and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of the fund's Class A share average daily net assets attributable to shares sold through such institutions. The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the fund by 1:30 p.m. Central time in order for shares to be priced at that day's NAV.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The fund's net asset value is normally expected to be $1 per share.

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investments for employees of the fund's advisor and its affiliates. The fund also has the right to reject any purchase order.

The fund may accept purchase orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund's portfolio instruments are open and the fund's management believes there is adequate liquidity to meet redemption requests. The fund will not accept exchanges from other funds unless the NYSE is open.

You may buy shares on any day when the New York Stock Exchange (NYSE) is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be priced at the net asset value determined on the day your purchase order is processed. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund's distributor. In order for shares to be purchased at that day's price, your investment professional or financial institution must transmit orders to the fund by 1:30 p.m. Central time. Your investment professional or financial institution will specify the time by which they must receive your purchase order to assure same day processing.


             4 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class A Shares

Policies & Services

BUYING SHARES CONTINUED

Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before 1:30 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the fund's custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number: 0420-00013

Account Number: 112-952-137

Credit to: First American (Government Advantage Obligations Fund, investor name and investor account number).

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the Government Advantage Obligations Fund and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third-party checks, credit cards, credit card checks, and cash are not accepted.

o if a check does not clear your bank, the fund reserves the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your First American Fund into another First American Fund of the same class.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.


             5 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class A Shares

Policies & Services

SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange (NYSE) is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the net asset value determined on the day your redemption is processed. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. Your investment professional or financial institution must transmit redemption requests to the fund by 1:30 p.m. Central time in order for redemptions to be processed on that day. Your investment professional or financial institution will specify the time by which they must receive your redemption request to assure same day processing. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND before 1:30 p.m. Central time. Calls received after this time will be processed the following business day. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The fund reserves the right to limit telephone exchanges to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

o        name of the fund.

o        account number.

o        dollar amount or number of shares redeemed.

o        name on the account.

o        signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the fund's records.

o        your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

--------------------------------------------------------------------------------

   ACCOUNTS WITH LOW BALANCES

   Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

   o  deduct a $25 annual account maintenance fee, or

   o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

   Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.


             6 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class A Shares

Policies & Services

SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
SYSTEMATIC EXCHANGE PROGRAM

You may make automatic monthly exchanges of your Class A shares for Class A shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as "dollar cost averaging," may have the effect of reducing the average cost per share of the fund acquired.

To set up a systematic exchange program, you initially purchase an amount of Class A shares equal to the total amount that you wish to invest in the other First American fund. On a monthly basis, the dollar amount of Class A shares that you specify will then be exchanged for shares of the other First American fund. Exchanges of Class A shares will be subject to the applicable sales charge imposed by the First American fund into which you are exchanging. You may wish to execute a letter of intent in connection with a systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of First American fund Class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the First American fund into which you plan to exchange for more information.)

You may set up a systematic exchange program through your investment professional or financial institution, or by calling Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------
EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

You may exchange your shares only for shares of the same class of the other First American fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your shares for another First American fund, you will have to pay the sales charge imposed by the fund, unless your fund shares were originally issued in exchange for shares of a First American fund that had a sales charge.

Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.

BY PHONE. You may exchange shares by calling your investment professional, your financial institution, or the fund, provided that both First American funds have identical shareholder registrations. To request an exchange through the fund, call Investor Services at 800 677-FUND. Your instructions must be received by the fund before 1:30 p.m. Central time or by an earlier time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------

   TELEPHONE TRANSACTIONS

   You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

   The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

   It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.


             7 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class A Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditor's report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each non-systematic purchase or sale of fund shares.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day you pay for your shares. You will not receive dividends for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, or by writing to the fund, your investment professional or your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income for federal income tax purposes, whether you reinvest them or take them in cash. The fund's investment strategy is intended to provide shareholders with dividends that are generally exempt from state and local personal and, in some cases, corporate income taxation. However, shareholders who live in certain states and localities may not be eligible for these tax exemptions. You should consult your tax advisor for more information. The fund may invest up to 20% of its assets in obligations, the interest on which is generally subject to state and local income taxes.


             8 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class A Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of March 31, 2002, U.S. Bancorp Asset Management and its affiliates had more than $120 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund pays the advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.35% of the fund's average daily net assets.

DIRECT ALL CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


             9 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class A Shares

Additional Information

MORE ABOUT THE FUND

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summary" section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including money market funds advised by U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund's investments mature within 397 days from the date of purchase, and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund's advisor to present minimal credit risks.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the fund are summarized in the "Fund Summary" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS

RISKS OF GOVERNMENT OBLIGATIONS

The fund may invest in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury, (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Federal Farm Credit Bank). No assurance can be given that the U.S. government will provide financial support to such U.S. government sponsored agencies or instrumentalities in the future and it is not obligated by law to renew, grant or extend future financial support.


            10 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class A Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Government Advantage Obligations Fund had not commenced operations prior to the date of this prospectus.


            11 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class A Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

You can obtain a free copy of the fund's SAI by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.





FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROGOVTADVOBA 9/02

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            SEPTEMBER 30, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS -- MONEY MARKET FUNDS




                              MONEY MARKET
                                     FUNDS
                            CLASS Y SHARES


                                           GOVERNMENT ADVANTAGE OBLIGATIONS FUND

















                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THIS FUND, OR DETERMINED
                                           IF THE INFORMATION IN THIS PROSPECTUS
                                           IS ACCURATE OR COMPLETE. ANY
                                           STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of

CONTENTS



         FUND SUMMARY
--------------------------------------------------------------------------------
            Government Advantage Obligations Fund                      2
--------------------------------------------------------------------------------
         POLICIES & SERVICES
--------------------------------------------------------------------------------
            Buying and Selling Shares                                  4
--------------------------------------------------------------------------------
            Managing Your Investment                                   5
--------------------------------------------------------------------------------
         ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
            Management                                                 6
--------------------------------------------------------------------------------
            More About The Fund                                        7
--------------------------------------------------------------------------------
            Financial Highlights                                       8
--------------------------------------------------------------------------------
         FOR MORE INFORMATION                                 Back Cover
--------------------------------------------------------------------------------

Fund Summary

INTRODUCTION



This section of the prospectus describes the objective of the First American Government Advantage Obligations Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


             1 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class Y Shares

Fund Summary

GOVERNMENT ADVANTAGE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Advantage Obligations Fund seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity, while providing income generally exempt from state and local taxation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Advantage Obligations Fund purchases securities that offer very high credit quality and pay regular income that is generally exempt from state and local income taxes. The fund invests primarily in obligations of U.S. government agencies such as the Federal Farm Credit Bank, The Tennessee Valley Authority, the Federal Home Loan Bank, and the Student Loan Marketing Association, and in obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government. The fund may invest up to 20% of its assets in obligations the interest on which is generally subject to state and local income taxes.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o No assurance can be given that the U.S. government will provide financial support to U.S. government sponsored agencies or instrumentalities in the future, and the U.S. government is not obligated by law to renew, grant or extend future financial support.

o Most of the fund's income is generally exempt from state and local personal income taxes and from some corporate income taxes (although not federal income taxes). Because of this beneficial tax status, the fund's yields are generally lower than those of money market funds that are subject to state and local income taxes when compared on a pre-tax basis.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Government Advantage Obligations Fund was not offered prior to the date of this Prospectus, no performance information is presented.


             2 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class Y Shares

Fund Summary

GOVERNMENT ADVANTAGE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

                                                                                  CLASS Y
-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A PERCENTAGE OF OFFERING PRICE)                                                  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                     0.35%
Distribution and Service (12b-1) Fees                                                None
Other Expenses(1)                                                                       %
Total Annual Fund Operating Expenses                                                    %
Waiver of Fund Expenses(2)                                                         (   )%
NET EXPENSES(2)                                                                         %
-----------------------------------------------------------------------------------------

(1)"Other Expenses" are based on estimated amounts for the current fiscal year.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses
   do not exceed     %. These fee waivers and expense reimbursements may be
   terminated at any time after September 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                $
 3 years                                                               $


             3 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class Y Shares

Policies & Services

BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

Government Advantage Obligations Fund offers three different share classes. This prospectus offers Class Y shares that are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts. Class Y shares are typically held in an omnibus account with the transfer agent. While there is no initial or deferred sales charge on your purchase of Class Y shares, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase. To find out whether you may purchase Class Y shares, contact your financial institution.

Class A shares and Class D shares are available through separate prospectuses. There are differences among the fees and expenses for each of the three classes that will affect performance. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Different fees and expenses will affect performance.

The following describes the features of each class:

o Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with annual shareholder servicing (12b-1) fees of 0.25%.

o Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.15%.

o Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the fund by 1:30 p.m. Central time, in order for shares to be priced at that day's NAV.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The fund's net asset value is normally expected to be $1 per share.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold only on days when both the New York Stock Exchange
(NYSE) is open. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the NYSE.

The fund may accept purchase orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund's portfolio instruments are open and the fund's management believes there is adequate liquidity to meet redemption requests. The fund will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the fund must receive purchase orders or redemption requests by 1:30 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the fund's custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the fund by 1:30 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund. Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.


             4 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class Y Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditor's report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Dividends you receive from the funds are generally taxable as ordinary income for federal income tax purposes, whether you reinvest them or take them in cash. The fund's investment strategy is intended to provide shareholders with dividends that are generally exempt from state and local personal and, in some cases, corporate income taxation. However, shareholders who live in certain states and localities may not be eligible for these tax exemptions. You should consult your tax advisor for more information. The fund may invest up to 20% of its assets in obligations, the interest on which is generally subject to state and local income taxes.


             5 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class Y Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of March 31, 2002, U.S. Bancorp Asset Management and its affiliates had more than $120 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund pays the advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.35% of the fund's average daily net assets.

DIRECT ALL CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


             6 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class Y Shares

Additional Information

MORE ABOUT THE FUND

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summary" section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including money market funds advised by U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund's investments mature within 397 days from the date of purchase, and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund's advisor to present minimal credit risks.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the fund are summarized in the "Fund Summary" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS

RISKS OF GOVERNMENT OBLIGATIONS

The fund may invest in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Federal Farm Credit Bank). No assurance can be given that the U.S. government will provide financial support to such U.S. government sponsored agencies or instrumentalities in the future and it is not obligated by law to renew, grant or extend future financial support.


             7 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class Y Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Government Advantage Obligations Fund had not commenced operations prior to the date of this prospectus.


             8 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

You can obtain a free copy of the fund's SAI by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.





FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC which is located in Milwaukee, WI 53202 and is not an affiliate of the investment advisor.

PROGOVTADVOBY 9/02

SEC file number: 811-03313


[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            SEPTEMBER 30, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS -- MONEY MARKET FUNDS




                              MONEY MARKET
                                     FUNDS
                            CLASS D SHARES


                                           GOVERNMENT ADVANTAGE OBLIGATIONS FUND

















                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THIS FUND, OR DETERMINED
                                           IF THE INFORMATION IN THIS PROSPECTUS
                                           IS ACCURATE OR COMPLETE. ANY
                                           STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of

CONTENTS



         FUND SUMMARY
--------------------------------------------------------------------------------
            Government Advantage Obligations Fund                      2
--------------------------------------------------------------------------------
         POLICIES & SERVICES
--------------------------------------------------------------------------------
            Buying and Selling Shares                                  4
--------------------------------------------------------------------------------
            Managing Your Investment                                   6
--------------------------------------------------------------------------------
         ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
            Management                                                 7
--------------------------------------------------------------------------------
            More About The Fund                                        8
--------------------------------------------------------------------------------
            Financial Highlights                                       9
--------------------------------------------------------------------------------
         FOR MORE INFORMATION                                 Back Cover
--------------------------------------------------------------------------------

Fund Summary

INTRODUCTION



This section of the prospectus describes the objective of the First American Government Advantage Obligations Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


             1 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class D Shares

Fund Summary

GOVERNMENT ADVANTAGE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Advantage Obligations Fund seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity, while providing income generally exempt from state and local taxation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Advantage Obligations Fund purchases securities that offer very high credit quality and pay regular income that is generally exempt from state and local income taxes. The fund invests primarily in obligations of U.S. government agencies such as the Federal Farm Credit Bank, The Tennessee Valley Authority, the Federal Home Loan Bank, and the Student Loan Marketing Association, and in obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government. The fund may invest up to 20% of its assets in obligations the interest on which is generally subject to state and local income taxes.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o No assurance can be given that the U.S. government will provide financial support to U.S. government sponsored agencies or instrumentalities in the future, and the U.S. government is not obligated by law to renew, grant or extend future financial support.

o Most of the fund's income is generally exempt from state and local personal income taxes and from some corporate income taxes (although not federal income taxes). Because of this beneficial tax status, the fund's yields are generally lower than those of money market funds that are subject to state and local income taxes when compared on a pre-tax basis.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Government Advantage Obligations Fund was not offered prior to the date of this Prospectus, no performance information is presented.


             2 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class D Shares

Fund Summary

GOVERNMENT ADVANTAGE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

                                                                                   CLASS D
------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A PERCENTAGE OF OFFERING PRICE)                                                   None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------
Management Fees                                                                      0.35%
Distribution and Service (12b-1) Fees                                                0.15%
Other Expenses(1)                                                                        %
Total Annual Fund Operating Expenses                                                     %
Waiver of Fund Expenses(2)                                                          (   )%
NET EXPENSES(2)                                                                          %
------------------------------------------------------------------------------------------

(1)"Other Expenses" are based on estimated amounts for the current fiscal year.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses
   do not exceed     %. These fee waivers and expense reimbursements may be
   terminated at any time after September 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                $
 3 years                                                               $


             3 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class D Shares

Policies & Services

BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

Government Advantage Obligations Fund offers three different share classes. This prospectus offers Class D shares that are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor. Class D shares are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts. Class D shares are typically held in an omnibus account with the transfer agent. To find out whether you may purchase Class D shares, contact your financial institution.

Class A shares and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the three classes that will affect performance. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Different fees and expenses will affect performance.

The following describes the features of each class:

o Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.25%.

o Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.15%.

o Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

--------------------------------------------------------------------------------
12b-1 FEES

The fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. The fund pays a Rule 12b-1 shareholder servicing fee equal to 0.15% of its average daily net assets attributable to Class D shares.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The fund's distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.15% of the fund's Class D share average daily net assets attributable to shares sold through such institutions. The advisor, the fund or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the fund by 1:30 p.m. Central time, in order for shares to be priced at that day's NAV.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The fund's net asset value is normally expected to be $1 per share.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold only on days when both the New York Stock Exchange
(NYSE) is open. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the NYSE.

The fund may accept purchase orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund's portfolio instruments are open and the fund's management believes there is adequate liquidity to meet redemption requests. The fund will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the fund must receive purchase orders or redemption requests by 1:30 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the fund's custodian receives payment by wire before the close of business.


             4 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class D Shares

Policies & Services

BUYING AND SELLING SHARES CONTINUED

If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If you are no longer eligible to hold Class D shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class D shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by 1:30 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund. Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.


             5 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class D Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditor's report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Dividends you receive from the funds are generally taxable as ordinary income for federal income tax purposes, whether you reinvest them or take them in cash. The fund's investment strategy is intended to provide shareholders with dividends that are generally exempt from state and local personal and, in some cases, corporate income taxation. However, shareholders who live in certain states and localities may not be eligible for these tax exemptions. You should consult your tax advisor for more information. The fund may invest up to 20% of its assets in obligations, the interest on which is generally subject to state and local income taxes.


             6 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class D Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of March 31, 2002, U.S. Bancorp Asset Management and its affiliates had more than $120 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund pays the advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.35% of the fund's average daily net assets.

DIRECT ALL CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


             7 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class D Shares

Additional Information

MORE ABOUT THE FUND

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summary" section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including money market funds advised by U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund's investments mature within 397 days from the date of purchase, and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund's advisor to present minimal credit risks.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the fund are summarized in the "Fund Summary" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS

RISKS OF GOVERNMENT OBLIGATIONS

The fund may invest in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Federal Farm Credit Bank). No assurance can be given that the U.S. government will provide financial support to such U.S. government sponsored agencies or instrumentalities in the future and it is not obligated by law to renew, grant or extend future financial support.


             8 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class D Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Government Advantage Obligations Fund had not commenced operations prior to the date of this prospectus.



             9 PROSPECTUS - First American Government Advantage Obligations Fund
                            Class D Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

You can obtain a free copy of the fund's SAI by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.





FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of U.S. Bank.

PROGOVTADVOBD 9/02

SEC file number: 811-03313


[LOGO] FIRST AMERICAN FUNDS(TM)

                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 30, 2002

                      GOVERNMENT ADVANTAGE OBLIGATIONS FUND


         This Statement of Additional Information relates to the Class A,
Class Y and Class D Shares of Government Advantage Obligations Fund (the "Fund"), which is a series of First American Funds, Inc. ("FAF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's current Prospectuses dated September 30, 2002. This Statement of Additional Information is incorporated into the Fund's Prospectuses by reference. To obtain copies of Prospectuses or the Fund's Annual Report at no charge, write the Fund's distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION............................................................1

INVESTMENT RESTRICTIONS........................................................2

ADDITIONAL RESTRICTIONS........................................................2

INVESTMENT OBJECTIVES AND POLICIES.............................................3
         United States Government Securities...................................3
         Repurchase Agreements.................................................4
         Variable and Floating Rate Obligations................................4
         Lending of Portfolio Securities.......................................4
         Inter-Fund Borrowing and Lending Arrangements.........................5
         When-Issued and Delayed Delivery Securities...........................5
         Money Market Funds....................................................5

PORTFOLIO TURNOVER.............................................................5

DIRECTORS AND OFFICERS OF THE FUND.............................................6
         Independent Directors.................................................6
         Interested Director(s)................................................7
         Officers..............................................................7
         Standing Committees of the Board of Directors.........................9
         Fund Shares Owned by the Directors....................................9
         Compensation.........................................................10

CODE OF ETHICS................................................................11

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS..........................11
         Investment Advisor...................................................11
         Administrator........................................................12
         Distributor..........................................................12
         Custodian and Auditors...............................................13

PORTFOLIO TRANSACTIONS........................................................13

CAPITAL STOCK.................................................................14

NET ASSET VALUE AND PUBLIC OFFERING PRICE.....................................15

VALUATION OF PORTFOLIO SECURITIES.............................................15

TAXES.........................................................................16

CALCULATION OF PERFORMANCE DATA...............................................16

ADDITIONAL INFORMATION ABOUT SELLING SHARES...................................17
         By Telephone.........................................................17
         By Mail..............................................................17
         By Checking Account..................................................18
         Redemption Before Purchase Instruments Clear.........................18

SHORT-TERM RATINGS............................................................18

                               GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated under the name "First American Money Fund, Inc." The Board of Directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First American Money Fund, Inc." be changed to "First American Funds, Inc."

         As set forth in the Prospectuses, FAF is organized as a series fund; each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAF to which this Statement of Additional Information relates is Government Advantage Obligations Fund ("Fund").

         Shareholders may purchase shares of the Fund through three separate classes, Class A, Class Y and Class D. The three classes provide for variations in shareholder servicing costs, voting rights and dividends. To the extent permitted under the 1940 Act, as amended (the "1940 Act"), the Fund may also provide for variations in other costs among the classes although they have no present intention to do so. Except for differences among the classes pertaining to shareholder servicing costs, each share of the Fund represents an equal proportionate interest in that Fund. The Fund is an open-end diversified company.

         FAF has prepared and will provide a separate Prospectus relating to the Class A shares, the Class Y shares, and the Class D shares of the Fund. These Prospectuses can be obtained by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, or by calling First American Funds Investor Services at 800 677-FUND.

         The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders' meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Investment Funds, Inc. ("FAIF"); First American Strategy Funds, Inc. ("FASF"); First American Insurance Portfolios, Inc. ("FAIP"); and nine separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.-II, American Strategic Income Portfolio Inc.-III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Municipal Term Trust Inc.-III, Minnesota Municipal Term Trust Inc.-II, and American Income Fund, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF").

                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Investment Objectives and Policies" below, the Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The investment restrictions set forth in paragraphs 7 and 8 below are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         The Fund will not:

         1. Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions , are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.*

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Purchase physical commodities or contracts relating to physical commodities.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

--------------------------------------
* According to the present interpretation by the Securities and Exchange Commission, the Fund would be concentrated in an industry if more than 25% of its total assets, based on current market value at the time of purchase, were invested in that industry.


         The following restrictions are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         The Fund will not:

         7.       Sell securities short.

         8. Invest more than 10% of their net assets in illiquid securities.

                             ADDITIONAL RESTRICTIONS

         The Fund may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank.

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Fund and other funds advised by U.S. Bancorp Asset Management, Inc. ("U.S. Bancorp Asset Management" or the "Advisor") to the extent permitted by Securities and Exchange Commission exemptive order.

         The Fund is subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, the Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by the Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Board of Directors of FAF to determine that the Fund's investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Fund's portfolio securities present only "minimal credit risk" and are Eligible Securities.

         Rule 2a-7 requires, among other things, that the Fund may not invest, other than in United States "Government Securities" (as defined in the 1940
Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.


                       INVESTMENT OBJECTIVES AND POLICIES

         The main investment strategies of the Fund are set forth in the Fund's current Prospectuses under "Fund Summary." This Section describes in additional detail the Fund's main investment strategies and other secondary investment strategies.

         If a percentage limitation under this section or under "Investment Restrictions" above is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on illiquid investments.

         The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Fund invests. All securities in the Fund's portfolio are purchased with and payable in United States dollars.

UNITED STATES GOVERNMENT SECURITIES

         The Fund invests in securities issued or guaranteed as to principal or interest by the United States government, or agencies or instrumentalities of the United States Government. These investments include direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, the Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

         United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. The Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and the Fund will not actively trade such components.

REPURCHASE AGREEMENTS

         The Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. The Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, the Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

VARIABLE AND FLOATING RATE OBLIGATIONS

         Certain of the obligations in which the Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Fund determines the maturity of variable or floating rate instruments in accordance with Securities and Exchange Commission ("SEC") rules which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, the Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, bank or other institutional borrowers of securities. If the Fund engages in securities lending, distributions paid to shareholders from the resulting income will not be excludable from state and local income taxes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Fund will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. When the Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Fund will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bancorp Asset Management) in connection with these loans.

         U.S. Bancorp Asset Management, the Fund's investment advisor, may act as securities lending agent for the Fund and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bancorp Asset Management to provide such services and receive such compensation. U.S. Bancorp Asset Management receives fees equal to 25% of the Fund's income from securities lending transactions and a separate administrative fee equal to 0.02% of the average daily net assets of the Fund's securities on loan.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

         The Securities and Exchange Commission has granted an exemption that permits the Fund and all other funds advised by the Advisor (First American funds) to lend and borrow money for certain temporary purposes directly to and from other First American funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. The Advisor administers the program according to procedures approved by the Fund's Board of Directors, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         The Fund may purchase securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund does not receive income from these securities until such securities are delivered. The Fund will also segregate on its books, or establish a segregated account with its custodian in which it will maintain, cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. The Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of the Fund's net assets would be so invested.

MONEY MARKET FUNDS

         The Fund may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. The money market funds in which the Fund may invest include other money market funds advised by the Advisor. Investments by the Fund in other money market funds advised by the Advisor are subject to certain restrictions contained in an exemptive order issued by the SEC.


                               PORTFOLIO TURNOVER

         The Fund generally intends to hold its portfolio securities to maturity. In certain instances, however, the Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. The Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because the Fund invests in short-term securities and manages its portfolio as described above in "Investment Restrictions" and "Investment Objectives and Policies" and, as set forth in the "Fund Summary" sections of the Fund's Prospectuses, the Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Fund invests and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, the Fund's turnover rate for reporting purposes will be zero.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FAF's Board of Directors is generally responsible for the overall operation and management of FAF. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAF are set forth in a separate table.

INDEPENDENT DIRECTORS
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN        OTHER
 NAME, ADDRESS,   POSITION(S)     TERM OF OFFICE                                         FUND COMPLEX     DIRECTORSHIPS
    AND AGE          HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN BY        HELD BY
                  WITH FUND         TIME SERVED             DURING PAST 5 YEARS            DIRECTOR        DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Roger A.          Director    Term expiring earlier    Vice President, Cargo -        First American          None
Gibson,                       of death, resignation,   United Airlines, since July    Funds Complex:
Algonquin Road,               removal,                 2001; Vice President, North    thirteen
Elk Grove                     disqualification, or     America-Mountain Region for    registered
Villiage, IL                  successor duly elected   United Airlines (1995-2001)    investment
60007 (56)                    and qualified.                                          companies,
                              Director of FAF since                                   including sixty
                              October 1997                                            nine portfolios
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Andrew M.         Director    Term expiring earlier    Chairman, Hunter, Keith        First American          None
Hunter III, 537               of death, resignation,   Industries, a diversified      Funds Complex:
Harrington                    removal,                 manufacturing and services     thirteen
Road, Wayzata,                disqualification, or     management company, since      registered
Minnesota 55391               successor duly elected   1975                           investment
(55)                          and qualified.                                          companies,
                              Director of FAF since                                   including sixty
                              January 1997                                            nine portfolios
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Leonard W.        Director    Term expiring earlier    Owner, Executive and           First American          None
Kedrowski, 16                 of death, resignation,   Management Consulting, Inc.,   Funds Complex:
Dellwood                      removal,                 a management consulting        thirteen
Avenue,                       disqualification, or     firm, since 1992; Chief        registered
Dellwood,                     successor duly elected   Executive Officer, Creative    investment
Minnesota 55110               and qualified.           Promotions International,      companies,
(61)                          Director of FAF since    LLC, a promotional award       including sixty
                              November 1993            programs and products          nine portfolios
                                                       company, since 1999;
                                                       Board member, GC
                                                       McGuiggan Corporation
                                                       (DBA Smyth Companies),
                                                       manufacturer of designer
                                                       doors; acted as CEO of
                                                       Graphics Unlimited from
                                                       1996-1998
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Richard K.        Director    Term expiring earlier    Retired; President and Chief   First American          None
Riederer, 741                 of death, resignation,   Executive Officer, Weirton     Funds Complex:
Chestnut Road,                removal,                 Steel (1995-2001); Director,   thirteen
Sewickley,                    disqualification, or     Weirton Steel (1993-2001)      registered
Pennsylvania                  successor duly elected                                  investment
15143 (58)                    and qualified.                                          companies,
                              Director of FAF since                                   including sixty
                              August 2001                                             nine portfolios
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Joseph D.         Director    Term expiring earlier    Chairman of FAF's and FAIF's   First American          None
Strauss, 8525                 of death, resignation,   Boards from 1993 to            Funds Complex:
Edinbrook                     removal,                 September 1997 and of FASF's   thirteen
Crossing, Suite               disqualification, or     Board from June 1996 to        registered
5, Brooklyn                   successor duly elected   September 1997; President of   investment
Park, Minnesota               and qualified.           FAF and FAIF from June 1989    companies,
55443 (62)                    Director of FAF since    to November 1989; Owner and    including sixty
                              1984                     Executive Officer, Excensus    nine portfolios
                                                       TM LLC, a consulting firm,
                                                       since 2001; Owner and
                                                       President, Strauss
                                                       Management Company,  a
                                                       Minnesota holding company
                                                       for various organizational
                                                       management business
                                                       ventures, since 1993; Owner,
                                                       Chairman and Chief Executive
                                                       Officer, Community Resource
                                                       Partnerships, Inc., a
                                                       strategic planning,
                                                       operations management,
                                                       government relations,
                                                       transportation planning and
                                                       public relations
                                                       organization, since 1993;
                                                       attorney at law
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN        OTHER
 NAME, ADDRESS,   POSITION(S)     TERM OF OFFICE                                         FUND COMPLEX     DIRECTORSHIPS
    AND AGE          HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN BY        HELD BY
                  WITH FUND         TIME SERVED             DURING PAST 5 YEARS            DIRECTOR        DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Virginia L.       Chair;      Chair Term three         Owner and President,           First American          None
Stringer, 712     Director    years.  Directors Term   Strategic Management           Funds Complex:
Linwood Avenue,               expiring earlier of      Resources, Inc.,  a            thirteen
St. Paul,                     death, resignation,      management consulting firm,    registered
Minnesota 55105               removal,                 since 1993; Executive          investment
(58)                          disqualification, or     Consultant for State Farm      companies,
                              successor duly elected   Insurance Company since        including sixty
                              and qualified. Chair     1997; formerly President and   nine portfolios
                              of FAF's Board since     Director, The Inventure
                              September 1997;          Group, a management
                              Director of FAF since    consulting and training
                              1991                     company; President, Scott's,
                                                       Inc., a transportation
                                                       company, and Vice President
                                                       of Human Resources, The
                                                       Pillsbury Company
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
James M. Wade,    Director    Term expiring earlier    Owner and President, Jim       First American          None
2802 Wind Bluff               of death, resignation,   Wade Homes, a homebuilding     Funds Complex:
Circle,                       removal,                 company, since 1999            thirteen
Wilmington,                   disqualification, or                                    registered
North Carolina                successor duly elected                                  investment
28409 (59)                    and qualified.                                          companies,
                              Director of FAF since                                   including sixty
                              August 2001                                             nine portfolios
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

INTERESTED DIRECTOR(S)
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
NAME, ADDRESS,    POSITION(S)     TERM OF OFFICE          PRINCIPAL OCCUPATION(S)         NUMBER OF          OTHER
AND AGE              HELD          AND LENGTH OF            DURING PAST 5 YEARS         PORTFOLIOS IN     DIRECTORSHIPS
                  WITH FUND         TIME SERVED                                          FUND COMPLEX       HELD BY
                                                                                         OVERSEEN BY       DIRECTOR*
                                                                                           DIRECTOR
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
John M. Murphy,   Director    Term expiring earlier    Executive Vice President,      First American          None
Jr., 800                      of death, resignation,   U.S. Bancorp since January     Funds Complex:
Nicollet Mall,                removal,                 1999; Minnesota State          thirteen
Minneapolis,                  disqualification, or     Chairman - U.S. Bancorp        registered
Minnesota 55402               successor duly elected   since 2000; Chairman and       investment
(61) **                       and qualified.           Chief Investment Officer,      companies,
                              Director of FAF since    First American Asset           including sixty
                              June 1999                Management and U.S. Bank       nine portfolios
                                                       Trust, N.A., and Executive
                                                       Vice President, U.S. Bancorp
                                                       (1991-1999).
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

** Mr. Murphy is considered an "interested" Director because of his employment with U.S. Bancorp, U.S. Bancorp Asset Management (and its predecessor, First American Asset Management) and U.S. Bank Trust National Association, and his ownership of securities issued by U.S. Bancorp.

OFFICERS
----------------------- ----------------- -------------------- --------------------------------------------------------
NAME, ADDRESS, AND AGE  POSITION(S) HELD    TERM OF OFFICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                           WITH FUND         AND LENGTH OF
                                              TIME SERVED
----------------------- ----------------- -------------------- --------------------------------------------------------
Thomas S. Schreier,     President         Re-elected by the    Chief Executive Officer of U.S. Bancorp Asset
Jr., U.S. Bancorp                         Board annually;      Management, Inc. since May 2001; Chief Executive
Asset Management,                         President of FAF     Officer of First American Asset Management from
Inc., 800 Nicollet                        since February       December 2000 through May 2001 and of Firstar
Mall, Minneapolis,                        2001                 Investment & Research Management Company from February
Minnesota 55402 (40) *                                         2001 through May 2001; Senior Managing Director and
                                                               Head of Equity Research of U.S. Bancorp Piper Jaffray
                                                               from October 1998 through December 2000; Senior
                                                               Airline Analyst and Director of Equity Research of
                                                               Credit Suisse First Boston through 1998
----------------------- ----------------- -------------------- --------------------------------------------------------

OFFICERS
----------------------- ----------------- -------------------- --------------------------------------------------------
NAME, ADDRESS, AND AGE  POSITION(S) HELD    TERM OF OFFICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                           WITH FUND         AND LENGTH OF
                                              TIME SERVED
----------------------- ----------------- -------------------- --------------------------------------------------------
Mark S. Jordahl, U.S.   Vice President    Re-elected by the    Chief Investment Officer of U.S. Bancorp Asset
Bancorp Asset           - Investments     Board annually;      Management, Inc. since September 2001; President and
Management, Inc. 800                      Vice President  -    Chief Investment Officer, ING Investment Management -
Nicollet Mall,                            Investments of FAF   Americas (September 2000 to June 2001); Senior Vice
Minneapolis,                              since September      President and Chief Investment Officer, ReliaStar
Minnesota 55402 (42) *                    2001                 Financial Corp. (January 1998 to September 2000);
                                                               Executive Vice President and Managing Director,
                                                               Washington Square Advisers (January 1996 to December
                                                               1997)
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Peter O. Torvik, U.S.   Vice President    Re-elected by the    Executive Vice President of U.S. Bancorp Asset
Bancorp Asset           - Marketing       Board annually;      Management since May 2001; Executive Vice President of
Management, Inc. 800                      Vice President -     First American Asset Management from February 2001
Nicollet Mall,                            Marketing of FAF     through May 2001; President and partner of DPG Group,
Minneapolis,                              since September      a Florida-based partnership engaged in affinity
Minnesota 55402 (48) *                    2000                 marketing through 2000
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Jeffery M. Wilson,      Vice President    Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset      - Administration  Board annually;      since May 2001; Senior Vice President of First
Management, Inc. 800                      Vice President -     American Asset Management through May 2001
Nicollet Mall,                            Administration of
Minneapolis,                              FAF since March
Minnesota 55402 (46) *                    2000
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Robert H. Nelson,       Treasurer         Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset                        Board annually;      since May 2001; Senior Vice President of First
Management, Inc. 800                      Treasurer of FAF     American Asset Management from 1998 through May 2001
Nicollet Mall,                            since March 2000     and of Firstar Investment & Research Management
Minneapolis,                                                   Company from February 2001 through May 2001; Senior
Minnesota 55402 (39) *                                         Vice President of Piper Capital Management Inc.
                                                               through 1998
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
James D. Alt, 50        Secretary         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
South Sixth Street,                       Board annually;      law firm
Suite 1500,                               Assistant
Minneapolis,                              Secretary of FAF
Minnesota 55402 (51)                      from September
                                          1998 through June
                                          2002.  Secretary
                                          of FAF since June
                                          2002.
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Michael J. Radmer, 50   Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
South Sixth Street,     Secretary         Board annually;      law firm
Suite 1500,                               Assistant
Minneapolis,                              Secretary of FAF
Minnesota 55402 (57)                      since March 2000;
                                          Secretary of FAF
                                          from September
                                          1999 through March
                                          2000
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Kathleen L.             Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
Prudhomme, 50 South     Secretary         Board annually;      law firm
Sixth Street, Suite                       Assistant
1500, Minneapolis,                        Secretary of FAF
Minnesota 55402 (49)                      since September
                                          1998
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Douglas G. Hess, 612    Assistant         Re-elected by the    Assistant Vice President, Fund Compliance
E. Michigan Street,     Secretary         Board annually;      Administrator, U.S. Bancorp Fund Services, LLC (FKA
Milwaukee, WI 53202                       Assistant            Firstar Mutual Fund Services, LLC) since March 1997
(35) *                                    Secretary of FAF
                                          since September
                                          2001
----------------------- ----------------- -------------------- --------------------------------------------------------

* Messrs. Schreier, Jordahl, Torvik, Wilson, and Nelson are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment adviser for FAF. Mr. Hess is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FAF Board of
Directors: Audit Committee, Pricing Committee and Nominating Committee.

---------------- ------------------------------------------------ ---------------------------- ------------------------
                               COMMITTEE FUNCTION                      COMMITTEE MEMBERS       NUMBER OF FUND COMPLEX
                                                                                                 COMMITTEE MEETINGS
                                                                                                  HELD DURING LAST
                                                                                                     FISCAL YEAR
---------------- ------------------------------------------------ ---------------------------- ------------------------
Audit Committee  The Committee will recommend annually to the      Leonard Kedrowski (Chair)            _____
                 Board of Directors a firm of independent                Roger Gibson
                 certified public accountants to audit the             Richard Riederer
                 books and records of the funds for the ensuing        Virginia Stringer
                 year. In connection therewith, the Committee            (ex-officio)
                 will monitor that firm's performance, including
                 a review of each audit and review of fees paid,
                 confer with that firm as to the funds'
                 financial statements and internal controls,
                 evaluate the firm's independence, review
                 procedures to safeguard portfolio securities,
                 review the purchase by the funds from the firm
                 of nonaudit services, facilitate communications
                 with management and service providers and
                 review funds' back-up procedures and disaster
                 recovery plans.
---------------- ------------------------------------------------ ---------------------------- ------------------------

---------------- ------------------------------------------------ ---------------------------- ------------------------
Pricing          The Committee is responsible for valuing           Joseph Strauss (Chair)              _____
Committee        portfolio securities for which market                   Andrew Hunter
                 quotations are not readily available, pursuant           John Murphy
                 to procedures established by the Board of             Virginia Stringer
                 Directors.                                              (ex-officio)
---------------- ------------------------------------------------ ---------------------------- ------------------------

---------------- ------------------------------------------------ ---------------------------- ------------------------
Nominating       The Committee is responsible for recommending       Andrew Hunter (Chair)              _____
Committee        to the Board of Directors (1) nominees for              Roger Gibson
                 election as directors, (2) a successor to the
                 Richard Riederer Chair when a vacancy occurs,
                 and (3) Virginia Stringer compensation plans
                 and arrangements for the (ex-officio)
                 directors; and reviewing with the Chair, the
                 Chair's recommended Committee assignments.
---------------- ------------------------------------------------ ---------------------------- ------------------------


FUND SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of
(i) each Director's beneficial ownership in FAF, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

-------------------------- ------------------------------------------- ------------------------------------------------
    NAME OF DIRECTOR        DOLLAR RANGE OF EQUITY SECURITIES IN FAF   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                              THE FIRST AMERICAN FUNDS COMPLEX*
-------------------------- ------------------------------------------- ------------------------------------------------
VIRGINIA STRINGER                    _________________________                            Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
LEONARD KEDROWSKI                    _________________________                            Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
ROGER GIBSON                         _________________________                           $10,001-50,000
-------------------------- ------------------------------------------- ------------------------------------------------
ANDREW HUNTER                        _________________________                            Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
JOSEPH STRAUSS                       _________________________                            Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
RICHARD RIEDERER                     _________________________                          $50,001-100,000
-------------------------- ------------------------------------------- ------------------------------------------------
JAMES WADE                           _________________________                            Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
JOHN MURPHY                          _________________________                            Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------

* The dollar range disclosed is based on the value of the securities as of December 31, 2001.

         As of December 31, 2001, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Fund or (ii) a person

(other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF, FAIP and the FACEF, currently pays only directors of the funds who are not paid employees or affiliates of the funds, a fee of $40,000 per year ($60,000 in the case of the Chair) plus $10,000 ($15,000 in the case of the Chair) per meeting of the Board attended and $2,500 per Nominating Committee or Audit Committee meeting attended ($3,750 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board meetings, each participating director receives a fee of $5,000 ($7,500 in the case of the Chair), and in the event of telephonic Nominating or Audit Committee meetings, each participating director receives a fee of $1,250 ($1,875 in the case of the committee chair). In addition, directors may receive a per diem fee of $2,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $2,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Secretary, and Michael J. Radmer, and Kathleen
L. Prudhomme, Assistant Secretaries of FAIF, FAF, FASF, FAIP and FACEF, are partners.

         The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2001.* No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year:

---------------------------------------- ------------------ --------------------- -------------------- ----------------------

                                             AGGREGATE           PENSION OR                             TOTAL COMPENSATION
                                           COMPENSATION     RETIREMENT BENEFITS    ESTIMATED ANNUAL     FROM REGISTRANT AND
     NAME OF PERSON, POSITION                  FROM          ACCRUED AS PART OF      BENEFITS UPON     FUND COMPLEX PAID TO
                                          REGISTRANT (1)       FUND EXPENSES          RETIREMENT           DIRECTORS (2)
---------------------------------------- ------------------ --------------------- -------------------- ----------------------
Robert J. Dayton, Director (3)                                     -0-                   -0-                $63,600
---------------------------------------- ------------------ --------------------- -------------------- ----------------------
Andrew S. Duff, Director (4)(5)(6)                                 N/A                   N/A                    N/A
---------------------------------------- ------------------ --------------------- -------------------- ----------------------
Roger A. Gibson, Director                                          -0-                   -0-                 60,600
---------------------------------------- ------------------ --------------------- -------------------- ----------------------
Andrew M. Hunter III, Director                                     -0-                   -0-                 65,550
---------------------------------------- ------------------ --------------------- -------------------- ----------------------
Leonard W. Kedrowski, Director                                     -0-                   -0-                 76,150
---------------------------------------- ------------------ --------------------- -------------------- ----------------------
Robert L. Spies, Director (4)                                      -0-                   -0-                 66,350
---------------------------------------- ------------------ --------------------- -------------------- ----------------------
John M. Murphy, Jr., Director (5)                                  N/A                   N/A                    N/A
---------------------------------------- ------------------ --------------------- -------------------- ----------------------
Richard K. Riederer, Director (4)                                  -0-                   -0-                  7,750
---------------------------------------- ------------------ --------------------- -------------------- ----------------------
Joseph D. Strauss, Director                                        -0-                   -0-                 77,300
---------------------------------------- ------------------ --------------------- -------------------- ----------------------
Virginia L. Stringer, Director & Chair                             -0-                   -0-                 92,300
---------------------------------------- ------------------ --------------------- -------------------- ----------------------
James M. Wade, Director (4)                                        -0-                   -0-                  8,250
---------------------------------------- ------------------ --------------------- -------------------- ----------------------

(1) Included in the Aggregate Compensation From Registrant under column 2 are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $9,685.24; Andrew M. Hunter III, $20,953; Leonard W. Kedrowski, $21,568; Robert L. Spies, $5,738; Joseph D. Strauss, $4,942; and Virginia L. Stringer, $22,815.

(2) Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $30,300; Andrew
         M. Hunter III, $65,550; Leonard W. Kedrowski, $67,475; Robert L. Spies, $17,950; Joseph D. Strauss, $15,460; and Virginia L. Stringer, $71,375.

(3) On May 15, 2002, Robert J. Dayton tendered his resignation from the Board of Directors of the Funds, effective September 30, 2002.

(4) Robert L. Spies did not stand for re-election at the August 30, 2001 shareholder meeting. At that same meeting, Andrew S. Duff, Richard K. Riederer and James M. Wade were elected to the Board of Directors.

(5) As "interested persons," Andrew S. Duff and John M. Murphy do not receive compensation from FAIF, FAF, FASF, FAIP or FACEF for their position on the Board of Directors.

(6)      Andrew S. Duff resigned from the Board of Directors on December 5,
         2001.

---------------------------
* Compensation received during the fiscal year ended September 30, 2001 was based on the following compensation schedule: directors of the funds that were not paid employees or affiliates of the funds were paid a fee of $27,000 per year ($40,500 in the case of the Chair) plus $4,000 ($6,000 in the case of the Chair) per meeting of the Board attended and $1,200 per committee meeting attended ($1,800 in the case of the committee chair) and were reimbursed for travel expenses to attend Board meetings. In the event of telephonic Board or committee meetings, each director received a fee of $500 per Board or committee meeting ($750 in the case of the Chair or committee chair).In addition, directors may have received a per diem fee of $1,500 per day, plus travel expenses, if they traveled out of town on fund business.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.


                                 CODE OF ETHICS

         First American Funds, Inc., U.S. Bancorp Asset Management, Inc., and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts. These Codes of Ethics are on public file with, and are available from, the SEC.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Fund. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At December 31, 2001, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $171.3 billion, consolidated deposits of $105.2 billion and shareholders' equity of $16.4 billion.

         Pursuant to an Investment Advisory Agreement, dated January 20, 1995 (the "Advisory Agreement"), FAF engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment advisor for and to manage the investment of the assets of the FAF series'. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory Agreement, as amended, the Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.35% of the Fund's average daily net assets (before any waivers).

         The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Fund as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the Board of Directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Fund, including the Fund's distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Fund with the necessary personnel, office facilities, and equipment to service the Fund's investments and to discharge its duties as investment advisor of the Fund.

         In addition to the investment advisory fee, the Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. The Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Fund under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Fund. The Advisor has agreed to indemnify the Fund with respect to any loss, liability, judgment, cost or penalty that the Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

         The Advisor has agreed to a contractual fee waiver for the Fund through September 30, 2003. This waiver is set forth in the Fund's Prospectuses. Additionally, the Advisor may, at its option, waive additional fees, or reimburse expenses, with respect to the Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time unless otherwise set forth in the Prospectuses. The Advisor also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         Through September 30, 2003, the Advisor has agreed to contractual fee caps of ____%, ____%, and ____%, respectively for Class A, Class D and Class Y shares. These expense limits on the annual operating expenses of the share classes within each Fund may be terminated at any time after September 30, 2003 upon prior notice to FAF's Board of Directors.

ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services ("USBFS"), LLC, 615 East Michigan Street, Milwaukee, WI 53202 (collectively the "Administrators"), serve as co-Administrators pursuant to a Co-Administration Agreement between the Administrators and FAF, dated as of October 1, 2001 ("Co-Administration Agreement"). The Administrators are each subsidiaries of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Fund. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Co-Administration Agreement, USBFS also serves as the Fund's transfer agent(s). The Fund pays the Administrators fees which are calculated daily and paid monthly, equal to the Fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Fund pays annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

DISTRIBUTOR

         Quasar Distributors, LLC (the "Quasar" or the "Distributor") serves as the distributor for the Fund's shares. The Distributor is a wholly-owned subsidiary of U.S. Bancorp.

         The Distributor serves as distributor for the Class A, Class Y, and Class D Shares pursuant to a Distribution Agreement dated October 1, 2001, between itself and FAF (the "Distribution Agreement").

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreement, the Distributor has agreed to perform all distribution services and functions of the Fund to the extent such services and functions are not provided to the Fund pursuant to another agreement. The shares of the Fund are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         U.S. Bancorp Investment Services, Inc. ("USBI") and U.S. Bancorp Piper Jaffray Inc. ("Piper"), broker-dealers affiliated with the Advisor, are Participating Institutions. The Advisor pays USBI and Piper up to 0.25% of the portion of the Fund's average daily net assets attributable to Class Y Shares for which USBI or Piper are responsible, respectively, in connection with USBI's or Piper's provision of shareholder support services. Such amounts paid to USBI and Piper, by the Advisor, will not affect any agreement by the Advisor to limit expenses of the Fund.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Fund's Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares of the Fund for that month.

         The Class D Shares of the Fund pay a shareholder servicing fee to the Distributor monthly at an annual rate of 0.15% of the average daily net assets of the Fund's Class D shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities.. This fee is calculated and paid each month based on average daily net assets of Class D Shares of the Fund for that month.

         The Distributor receives no compensation for distribution or shareholder servicing of the Class Y Shares.

         The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         Shareholder servicing fees are payable under Plans of Distribution with respect to the Class A and Class D Shares of the Fund, adopted by FAF, pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the shareholder servicing fee regardless of whether its actual shareholder servicing expenses are more or less than the amount of the fee. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A and Class D Shares of the Fund. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

CUSTODIAN AND AUDITORS

         CUSTODIAN. U.S. Bank (the "Custodian") acts as custodian of the Fund's assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association ("First Trust") and FAF. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Fund and to delivering or disposing of them pursuant to the Fund's order. The Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Funds.

         AUDITORS. Ernst & Young LLP, 1400 Pillsbury Center, Minneapolis, Minnesota 55402, serves as FAF's independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

                             PORTFOLIO TRANSACTIONS

         As the Fund is exclusively composed of debt, rather than equity securities, most of the Fund's portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Fund, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The Fund may authorize the Advisor to place brokerage orders with some brokers who help distribute the Fund's shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Fund's portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Fund. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

         The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Fund.

         No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

                                  CAPITAL STOCK

         Each share of the Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

         Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

         The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of the Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectuses. The net asset value per share of each Fund is calculated on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of the Fund are traded on days that the Fund is not open for business, the Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares.

                        VALUATION OF PORTFOLIO SECURITIES

         The Fund's portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Fund's portfolio instruments based upon their amortized cost and the concomitant maintenance of the Fund's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Fund must adhere to certain conditions. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Fund to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Fund to maintain a per share net asset value of $1.00. Such procedures will include review of the Fund's portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                      TAXES

         The Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         The Fund expects to distribute net realized short-term gains (if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Fund's net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

         Under the Code, the Fund is required to withhold 30% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

         For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

                         CALCULATION OF PERFORMANCE DATA

         The Fund may issue current yield quotations. Simple yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7. The resulting yield figure will be carried to at least the nearest hundredth of one percent. Effective yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               EFFECTIVE YIELD-- [(BASE PERIOD RETURN + 1)365/7]-1

         When calculating the foregoing yield or effective yield quotations, the calculation of net change in account value will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring accounts or sales charges that are charged to all shareholder accounts in proportion to the length of the base period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation are excluded from the calculation of yield and effective yield.

         From time to time, the Fund may advertise its "yield" and "effective yield." These yield figures are based upon historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

         Yield information may be useful in reviewing the Fund's performance and for providing a basis for comparison with other investment alternatives. However, yields fluctuate, unlike investments which pay a fixed yield for a stated period of time. Yields for the Fund are calculated on the same basis as other money market funds as required by applicable regulations. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         Investors should recognize that in periods of declining interest rates the Fund's yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Fund's yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds' portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by the Fund by 1:30 p.m. Central Time. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Redemptions processed by 1:30 p.m. Central Time will not receive that day's dividend. Redemption requests placed after that respective time will earn that day's dividend, but will generally not receive proceeds until the following day.

         Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 677-FUND. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Fund. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or the National Association of Securities Dealers;

         o a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Fund does not accept signatures guaranteed by a notary public.

         The Fund and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

BY CHECKING ACCOUNT - CLASS A SHARES ONLY

         At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With the Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to the Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Fund.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

                               SHORT-TERM RATINGS

         The Fund's investments are limited to securities that, at the time of acquisition, are "Eligible Securities." Eligible Securities include securities that are rated by two nationally recognized statistical rating organizations in one of the two highest categories for short-tem debt obligations, such as A-1 or A-2 by Standard & Poor's, or Prime-1 or Prime-2 by Moody's, and unrated securities of comparable quality.

STANDARD & POOR'S

         A-1. A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2. A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

MOODY'S

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                       FIRST AMERICAN FUNDS, INC. PART C -
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Amended and Restated Articles of Incorporation, as amended through October 2, 1997 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, Exhibit (1)(b) to Post-Effective Amendment No. 25 and Exhibit (1)(b) to Post-Effective Amendment No. 28, Filed on March 3, 1998 (File Nos. 2-74747 and 811-3313)).

(a)(2) Certificate of Designation designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(a)(3) Articles of Amendment to Articles of Incorporation, dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, Filed on November 30, 2001 (File Nos. 2-74747, 811-3313)).

*(b)     Bylaws, as amended September ___, 2002.

(c)      Not applicable.

(d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association, as assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001 (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

*(d)(2) Exhibit A to Investment Advisory Agreement, as amended September ___, 2002.

(e)(1) Distribution Agreement and Service Agreement relating to the Class B Shares, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(e)(2) Distribution Agreement relating to the Class A, Class Y and Class D Shares, and Treasury Reserve Fund, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(e)(3) Distribution and Service Agreement relating to the Class C Shares, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(e)(4) Shareholder Service Plan and Agreement, Class S shares, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(e)(5) Dealer Agreement (Incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(f) Deferred Compensation Plan for Directors Trust Agreement effective January 1, 2000 (Incorporated by Reference to Exhibit (f) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(g)(2) Compensation Agreement pursuant to Custodian Agreement (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(g)(3) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 30, Filed on December 2, 1998 (File Nos. 2-74747, 811-3313)).

(g)(4) Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by Reference to Exhibit (g)(4) to Post-Effective Amendment No. 33, Filed on November 29, 2000 (File Nos. 2-74747, 811-3313)).

*(h)(1) Co-Administration Agreement by and between U.S. Bancorp Asset Management, Inc., U.S. Bancorp Fund Services, LLC, and First American Funds, as amended September ___, 2002.

(i)(1) Opinion and Consent of Dorsey & Whitney, dated January 26, 1982 (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(i)(2) Opinion and Consent of William N. Koster, Esq., dated November 5, 1981 (Incorporated by reference to Exhibit (10)(b) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(i)(3) Opinion and Consent of Dorsey & Whitney with respect to new series and new share classes (Incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

*(i)(4)  Opinion and Consent of Dorsey & Whitney with respect to new series.

(j)(1) Opinion and Consent of Melissa R. Fogelberg, dated February 6, 1985 (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(j)(2) Opinion and Consent of Dorsey & Whitney, dated November 25, 1991 (Incorporated by reference to Exhibit (11)(c) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(k)      Not applicable.

(l) Letter of Investment Intent, dated November 3, 1981 (Incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 22, January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(1) Distribution Plan for Class A Shares (Incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(2) Distribution Plan for Class B Shares (Incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(3) Distribution Plan for Class D Shares (Incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(4) Distribution Plan for Class C Shares (Incorporated by Reference to Exhibit (a)(2) to Post-Effective Amendment No. 31, Filed on February 1, 1999 (File Nos. 2-74747, 811-3313)).

(m)(5)   Service Plan for Class B Shares (Incorporated by reference to Exhibit
         (15)(d) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(6)   Service Plan for Class C Shares (Incorporated by Reference to Exhibit
         (a)(2) to Post-Effective Amendment No. 31, Filed on February 1, 1999 (File Nos. 2-74747, 811-3313)).

(m)(7) Distribution Plan for Treasury Reserve Fund (Incorporated by reference to Exhibit (m)(7) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(n) Form of Multiple Class Plan Pursuant to Rule 18f-3 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(o)      Reserved.

(p)(1) First American Funds Code of Ethics (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(p)(2) U.S. Bancorp Asset Management Code of Ethics (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 40, Filed on November 30, 2001 (File Nos. 2-74747, 811-3313)).

(p)(3) Quasar Distributors, LLC Code of Ethics (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

* To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25. INDEMNIFICATION

The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by

Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980).

Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the

Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information on the business of the Registrant's investment adviser, U.S. Bancorp Asset Management (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

Thomas S. Schreier, Jr. Born: 1962 Education: B.A., Economics and German, University of Notre Dame, South Bend, IN (1984); M.B.A., Harvard Graduate School of Business, Cambridge, MA (1988) Business Background: CEO, President and Director, USBAM, Minneapolis, MN (March 2001 to present); President, FAIF, FAF, FASF, FAIP, Minneapolis, MN (February 2001 to present); CEO, FAAM, Minneapolis, MN (January 2001 to present); CEO and President, FIRMCO, Minneapolis, MN (March 2001 to May 2001); Senior Managing Director, Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000); Director - Equity Research and Senior Airline Equity Analyst, Credit Suisse First Boston (August 1996 to October 1998); Vice President, Finance, Northwest Airlines (July 1988 to August 1996).

Mark S. Jordahl Born: 1960 Education: B.A., Political Science and English, Moorhead, Minnesota, Moorhead, MN; M.B.A, University of Minnesota, Minneapolis, MN Business Background: Chief Investment Officer and Director, USBAM, Minneapolis, MN (July 2001 to present); Vice President, FAIF, FAF, FASF, FAIP, and the FACEF, Minneapolis, MN (September 2001 to present); President and Chief Investment Officer, ING Investment Management - Americas (September 2000 to present); Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp. (January 1998 to September 2000); Executive Vice President and Managing Director, Washington Square Advisers (January 1996 to December 1997); Senior Vice President, Private Placements, Washington Square Capital, Inc. (January 1992 to January 1996).

Kenneth L. Delecki Born: 1958 Education: B.S. Industrial Engineering, General Motors Institute, Flint, MI (1981); M.B.A., Darden Graduate School of Business Administration, University of Virginia, Charlottesville, VA (1985) Business
Background: CFO, Treasurer and Director, USBAM, Minneapolis, MN (March 2001 to present); Director, Business Performance, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (September 2000 to March 2001); Independent Consultant, Edina, MN (May 1999 to September 2000); Managing Director, Financial Planning and Analysis, Northwest Airlines, Eagan, MN (September 1998 to May 1999); Independent Consultant, Cambridge, MA (July 1997 to August 1998); Managing Director, Bossard Consultants, Cambridge, MA (March 1992 to June 1997).

John J. Gibas Born: 1955 Education: B.S. Accounting, University of Minnesota, Minneapolis, MN (1978); M.B.A., University of Minnesota, Minneapolis, MN (1981). Business Background: Director and Director, Institutional Advisory Group, USBPJAM, Minneapolis, MN (April 2001 to present); Director, Institutional Advisory Group, FAAM, Minneapolis, MN (September 1998 to present); Director, Institutional Sales/Marketing, Piper Capital Management, Inc., Minneapolis, MN (August 1987 to September 1998).

Kimberly F. Kaul Born: 1961 Education: B.A. Mass Communications, St. Cloud State University, St. Cloud, MN (1983) Business Background: Director and Communications Director, USBAM, Minneapolis, MN (April 2001 to present); Communications Director, FAAM, Minneapolis, MN (September 1998 to present); Communications Director, Piper Capital Management, Inc., Minneapolis, MN (May 1991 to September 1998).

Steven G. Lentz

Robert H. Nelson Born: 1963 Education: B.A. Business and Accounting, Concordia College, Moorhead, MN (1986) Business Background: Director and Chief Operating Officer, USBAM, Minneapolis, MN (April 2001 to present); Senior Vice President, FAAM, Minneapolis, MN (September 1998 to present); Treasurer, FAF, FAIF, FASF, FAIP, and the FACEF, Minneapolis, MN (March 2000 to present); Senior Vice President, Piper Capital Management, Inc. (November 1994 to September 1998).

Peter O. Torvik Born: 1954 Education: B.S.B. Business, University of Minnesota, Minneapolis, MN (1986); M.B.A., Amos Tuck School of Business at Dartmouth, Hanover, NH (1988) Business Background: Director and Executive Vice President, USBAM, Minneapolis, MN (April 2001 to present); Executive Vice President, FAAM, Minneapolis, MN (August 2000 to April 2001); Vice President Marketing of FAF, FAIF, FASF, FAIP, and the FACEF, Minneapolis, MN (September 2000 to present); President and Partner, DPG Group, Tallahassee, FL (January 1995 to July 2000).

Jon Stevens

ITEM 27. PRINCIPAL UNDERWRITERS:

a) State the name of the investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.

         Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for Firstar Funds, Inc., Cullen Funds Trust, Country Growth Fund, Inc., Country Asset Allocation Fund, Inc., Country Tax Exempt Bond Fund, Inc., Country Taxable Fixed Income Series Fund, Inc., Country Money Market Fund, Country Long-Term Bond Fund, Country Short-Term Government Bond Fund, Kit Cole Investment Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc., Jefferson Fund Group Trust, Everest Funds, Brandywine Blue Fund, Inc., Light Revolution Fund, Inc., IPS Funds, The Arbitrage Funds, Glen Rauch Funds, The Jensen Portfolio, Inc., First American Insurance Portfolios, Inc., The Linder Funds, AHA Investment Funds, Wexler Trust, MUTUALS.com, Inc., First American Funds, Inc. First American Investment Funds, Inc. and First American Strategy Funds, Inc. pursuant to distribution agreements dated 8/1/00, 6/28/00, 9/1/00, 9/1/00, 9/1/00,
         9/1/00, 9/1/00, 9/1/00, 9/1/00, 7/18/00, 9/1/00, 9/1/00, 12/29/00,
         11/3/00, 10/25/00, 12/31/00, 1/5/01, 8/31/00, 12/12/00, 3/12/01,
         5/2/01, 5/15/01, 6/1/01, 6/15/01, 6/21/01, 10/1/01, 10/1/01, and
         10/1/01, respectively.

b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20. Unless otherwise noted, the business address for each Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street, Milwaukee, WI 53202.



                     POSITION AND OFFICES WITH      POSITION AND OFFICES WITH
     NAME                  UNDERWRITER                   REGISTRANT
-------------------------------------------------------------------------------
James Schoenike      President, Board Member                None
Donna Berth          Treasurer                              None
Suzanne Riley        Secretary                              None
Joe Redwine          Board Member                           None
Bob Kern             Board Member                           None
Paul Rock            Board Member                           None
Laura Bednarski*     Board Member                           None

*  800 Nicollet Mall Minneapolis, MN 55402

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(a) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 2-74747 and 811-3313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 15th day of July, 2002.

                                       FIRST AMERICAN FUNDS, INC.

                                       By:  /s/ Thomas S. Schreier, Jr.
                                       ---------------------------------------
                                            Thomas S. Schreier, Jr.
                                            President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

         SIGNATURE                            TITLE                                      DATE
         ---------                            -----                                      ----

    /s/ Thomas S. Schreier, Jr.               President                                   **
--------------------------------
    Thomas S. Schreier, Jr.

   /s/ Robert H. Nelson                       Treasurer  (principal financial/            **
--------------------------------              accounting officer)
    Robert H. Nelson


             *                                Director                                    **
-------------------------------
      John M. Murphy, Jr.


         *                                    Director                                    **
-------------------------------
      Andrew M. Hunter III

             *                                Director                                    **
-------------------------------
     Leonard W. Kedrowski

             *                                Director                                    **
-------------------------------
       Richard K. Riederer

             *                                Director                                    **
-------------------------------
      Joseph D. Strauss


             *                                Director                                    **
-------------------------------
    Virginia L. Stringer

             *                                Director                                    **
-------------------------------
       Roger A. Gibson

         *                                    Director                                    **
-------------------------------
    James M. Wade


* By: /s/ Robert H. Nelson
     -------------------------
     Robert H. Nelson
      Attorney-in-Fact

** July 15, 2002



                           FIRST AMERICAN FUNDS, INC.
                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       FIRST AMERICAN STRATEGY FUNDS, INC.
                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned persons hereby constitute and appoint Thomas Schreier, Paul Dow, James L. Chosy, Robert H. Nelson, and Jeffery M. Wilson, and each of them, his or her true and lawful attorneys-in-fact and agents, each acting along, with full power of substitution and re-substitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign a Registration Statement on Form N-1A of the above-referenced investment companies, and any and all amendments thereto, including post-effective amendments, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, each acting along, full power and authority to do and perform to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, each acting alone, or the substitutes for such attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.


             SIGNATURE                              TITLE                                DATE

      /s/ John M. Murphy, Jr.                      Director                       February 27, 2001

-------------------------------------
        John M. Murphy, Jr.

        /s/ Robert J. Dayton                       Director                       February 27, 2001
-------------------------------------
          Robert J. Dayton

        /s/ Roger A. Gibson                        Director                       February 27, 2001
-------------------------------------
          Roger A. Gibson

      /s/ Andrew M. Hunter III                     Director                       February 28, 2001
-------------------------------------
        Andrew M. Hunter III

      /s/ Leonard W. Kedrowski                     Director                       February 28, 2001
-------------------------------------
        Leonard W. Kedrowski

        /s/ Robert L. Spies                        Director                       February 28, 2001
-------------------------------------
          Robert L. Spies

       /s/ Joseph D. Strauss                       Director                       February 28, 2001
-------------------------------------
         Joseph D. Strauss

      /s/ Virginia L. Stringer                     Director                       February 28, 2001
-------------------------------------
        Virginia L. Stringer



                           FIRST AMERICAN FUNDS, INC.
                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       FIRST AMERICAN STRATEGY FUNDS, INC.
                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned persons hereby constitute and appoint Thomas Schreier, James L. Chosy, Robert H. Nelson, and Jeffery M. Wilson, and each of them, his or her true and lawful attorneys-in-fact and agents, each acting along, with full power of substitution and re-substitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign a Registration Statement on Form N-1A of the above-referenced investment companies, and any and all amendments thereto, including post-effective amendments, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, each acting along, full power and authority to do and perform to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, each acting alone, or the substitutes for such attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.


             SIGNATURE                              TITLE                                DATE

         /s/ Andrew S. Duff                        Director                       September 7, 2001

-------------------------------------
           Andrew S. Duff

      /s/ Richard K. Riederer                      Director                       September 7, 2001
-------------------------------------
        Richard K. Riederer

         /s/ James M. Wade                         Director                       September 5, 2001
-------------------------------------
           James M. Wade
